Property and Equipment	12 Months Ended
May 31, 2013
Property Plant And Equipment [Abstract]
Property and Equipment
12.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Buildings	118,830	142,294
Transportation equipment	7,051	7,548
Furniture and education equipment	50,106	63,131
Computer equipment and software	20,525	24,796
Leasehold improvements	90,739	131,987

	287,251	369,756
Less: accumulated depreciation and amortization	(88,255)	(123,690)
Construction in-process	5,346	1,196

	204,342	247,262

Depreciation and amortization expense for the years ended May 31, 2011, 2012 and 2013 was US$16,407, US$26,219 and US$38,984, respectively.